SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2026
SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful life of the assets

Items	Useful life
Motor vehicles	3-5 years
Office equipment and fixtures	2-5 years
Production equipment, including:
Equipment	5-10 years
Utilities and Facilities	5-20 years
Leasehold improvement	Lesser of useful life and lease term

Schedule of information about contract costs, net and contract liabilities from contracts with customers

	June 30,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US Dollars
Contract costs, net	¥53,547,408	¥25,059,648	$3,693,335
Contract liabilities	¥4,719,255	¥1,669,736	$246,089
Contract liabilities- related parties	¥—	¥400,000	$58,953

Schedule of basic and diluted earnings (loss) per share

	For the years ended June 30,
	2024	2025	2026	2026
	RMB	RMB	RMB	US Dollars
Numerator:
Net loss attributable to Recon Technology, Ltd	¥(49,871,259)	¥(42,588,554)	¥(29,660,048)	$(4,371,351)

Denominator:
Weighted-average number of ordinary shares outstanding – basic*	25,262	45,492	111,286	111,286
Class A Ordinary Shares*	23,290	40,240	105,730	105,730
Class B Ordinary Shares**	1,972	5,252	5,556	5,556
Outstanding options/warrants*	262	240	240	240
Potentially dilutive shares from outstanding options/warrants	—	—	—	—
Weighted-average number of ordinary shares outstanding – diluted*	25,262	45,492	111,286	111,286

Loss per share – basic and diluted*	¥(1,974.16)	¥(936.18)	¥(266.52)	$(39.28)
*	Retrospectively restated for the 1-for-18 reverse stock split effective on May 1, 2024 and 1-for-200 reverse stock split on August 18, 2026.
**

The Class B Ordinary Shares were not subjected to reverse stock split, and each Class B Ordinary Share is convertible into one-three thousand six hundred (1/3,600) of one Class A Ordinary Share at any time by the holder thereof, so the weighted average number of Class B Ordinary Shares is calculated on a one-for-three thousand six hundred basis of issued and outstanding Class B Ordinary Shares.